Cost of Sales - Summary of Cost of Sales (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [abstract]
Site operating costs	$ 244,611	$ 219,104
Transportation costs	17,832	17,163
Changes in inventories of finished goods	(5,570)	2,435
Changes in inventories of ore stockpiles	1,677	1,078
Insurance recovered		(7,913)
Production costs	258,550	231,867
Depletion and amortization	109,756	70,781
Cost of sales	$ 368,306	$ 302,648